Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VI
Entity Central Index Key	0001552740
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000125197 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust BuyWrite Income ETF
Class Name	First Trust BuyWrite Income ETF
Trading Symbol	FTHI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust BuyWrite Income ETF (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTHI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTHI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust BuyWrite Income ETF	$80	0.76%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%	[1]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
Expenses Excluding Extraordinary Expenses, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.01% for the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the Cboe S&P 500® BuyWrite Monthly Index, which returned 8.91% for the same Period.
This outperformance was the result of the Fund’s equity option strategy outperforming the benchmark’s equity option strategy.  While the Fund’s underlying equity strategy underperformed the benchmark’s equity strategy, this was more than offset by the equity option outperformance.
The overall economic backdrop during the Period, was characterized by solid economic growth and slightly falling inflation.  During the Period, the following broad-based economic indicators highlighted these trends:
  Over the most recent four quarters of available data, quarterly gross domestic product growth averaged 2.4%, according to recent estimates from the Bureau of Economic Analysis
  The year-over-year consumer price index declined from 2.9% as of December 31, 2024 to 2.7% as of December 31, 2025

U.S. equities rallied during the fiscal year, although the advance was not linear. A near-bear market occurred in the S&P 500® Index from mid-February through the first week of April, with the index declining by approximately 19% over that timeframe. For the full year, the S&P 500® Index rose 17.88% percent, while the technology heavy Nasdaq-100 Index® gained 21.02%.
Interest rates at the shorter end of the yield curve (one-year constant maturity Treasuries) fell during the year as the Federal Reserve cut its short-term benchmark rate three times, each by 0.25%. Longer-term rates (10-year Treasuries) also declined during the Period, as rising unemployment and weakening consumer confidence weighed on the market.
The Fund benefitted from this economic backdrop, as its equity holdings rallied strongly, although they underperformed the underlying equity portfolio of the benchmark. On average, the Fund’s equity portfolio was underweight information technology, industrial, and consumer discretionary sectors and overweight consumer staples, materials, and real estate stocks. The combined relative impact of the sector allocations was slightly negative. The Fund’s stock selection process also slightly detracted from relative returns during the Period. While stock selection added value in the energy, financials, health care, industrials, and materials sectors, individual security selection in the communications services, consumer staples and discretionary, information technology, real estate, and utilities sectors were negative contributors to relative return.
The Fund’s option strategy consists of the following:
  Selling slightly out-of-the-money index call options on the S&P 500® Index
  Call options sold during the Period had expirations ranging from one to three months
This approach contrasts with the benchmark’s option strategy, which employs a 100% overwrite using at-the-money one-month calls that are rolled on the third Friday of each month. During the Period, the Fund’s option strategy outperformed. This outperformance was strong enough to overcome the relative underperformance of the Fund’s equity strategy which resulted in the Fund outperforming the benchmark during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust BuyWrite Income ETF	11.01%	11.52%	8.20%
Cboe S&P 500® BuyWrite Monthly Index	8.91%	9.33%	7.31%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTHI for more recent performance information.
Net Assets	$ 1,867,492,253
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 10,655,875
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$1,867,492,253
Total number of portfolio holdings	187
Total advisory fee paid	$10,655,875
Portfolio turnover rate	58%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	6.7%
Apple, Inc.	6.5%
Amazon.com, Inc.	3.3%
Visa, Inc., Class A	2.6%
Broadcom, Inc.	2.5%
Dreyfus Government Cash Management Fund, Institutional Shares, Class I	2.4%
Alphabet, Inc., Class A	2.4%
Mastercard, Inc., Class A	2.1%
Alphabet, Inc., Class C	2.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	6.7%
Apple, Inc.	6.5%
Amazon.com, Inc.	3.3%
Visa, Inc., Class A	2.6%
Broadcom, Inc.	2.5%
Dreyfus Government Cash Management Fund, Institutional Shares, Class I	2.4%
Alphabet, Inc., Class A	2.4%
Mastercard, Inc., Class A	2.1%
Alphabet, Inc., Class C	2.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FTHI or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended December 31, 2025, the investment policy limiting the market value of the Fund's option strategy to 20% of the Fund's overall net asset value was removed.

Material Fund Change Strategies [Text Block]	During the fiscal year ended December 31, 2025, the investment policy limiting the market value of the Fund's option strategy to 20% of the Fund's overall net asset value was removed.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FTHI or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FTHI
C000125204 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq BuyWrite Income ETF
Class Name	First Trust Nasdaq BuyWrite Income ETF
Trading Symbol	FTQI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Nasdaq BuyWrite Income ETF (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTQI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTQI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq BuyWrite Income ETF	$81	0.76%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%	[2]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
Expenses Excluding Extraordinary Expenses, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.53% for the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the Cboe Nasdaq-100 BuyWrite™ Index, which returned 7.87% for the same Period.
This outperformance was the result of the Fund’s equity option strategy outperforming the benchmark’s equity option strategy.  While the Fund’s underlying equity strategy underperformed the benchmark’s equity strategy, this was more than offset by the equity option outperformance.
The overall economic backdrop during the Period, was characterized by solid economic growth and slightly falling inflation. During the Period, the following broad-based economic indicators highlighted these trends:
  Over the most recent four quarters of available data, quarterly gross domestic product growth averaged 2.4%, according to recent estimates from the Bureau of Economic Analysis
  The year-over-year consumer price index declined from 2.9% as of December 31, 2024 to 2.7% as of December 31, 2025

U.S. equities rallied during the Period, although the advance was not linear. A near-bear market occurred in the Nasdaq-100 Index® from mid-February through the first week of April, with the index declining by over 22% over that timeframe. For the Period, the S&P 500® Index rose 17.88% and the technology heavy Nasdaq-100 Index® gained 21.02%.
Interest rates at the shorter end of the yield curve (one-year constant maturity Treasuries) fell during the year as the Federal Reserve cut its short-term benchmark rate three times, each by 0.25%. Longer-term rates (10-year Treasuries) also declined during the Period, as rising unemployment and weakening consumer confidence weighed on the market.
The Fund benefitted from this economic backdrop, as its equity holdings rallied strongly, although they underperformed the underlying equity portfolio of the benchmark. On average, the Fund’s equity portfolio was underweight the information technology, consumer discretionary, and communication services sectors and overweight financials, health care, and energy stocks. The combined relative impact of the sector allocations was negative. The Fund’s stock selection process was additive to relative returns during the Period, although not enough to overcome the negative allocation effect. Stock selection added value in the consumer staples, energy, financials, and industrials sectors, with financials having the biggest impact. Individual security selection for the other seven sectors were negative contributors to relative return.
The Fund’s option strategy consists of the following:
  Selling slightly out-of-the-money index call options on the Nasdaq-100 Index®
  Call options sold during the Period had expirations ranging from one to three months

This approach contrasts with the benchmark’s option strategy, which employs a 100% overwrite using at-the-money one-month calls that are rolled on the third Friday of each month. During the Period, the Fund’s option strategy outperformed. This outperformance was strong enough to overcome the relative underperformance of the Fund’s equity strategy which resulted in the Fund outperforming the benchmark during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Nasdaq BuyWrite Income ETF	12.53%	10.53%	7.01%
Cboe Nasdaq-100 BuyWriteTM Index	7.87%	8.20%	8.87%
S&P 500® Index	17.88%	14.42%	14.82%
Nasdaq-100 Index®	21.02%	15.30%	19.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTQI for more recent performance information.
Net Assets	$ 765,598,422
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 4,843,799
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$765,598,422
Total number of portfolio holdings	167
Total advisory fee paid	$4,843,799
Portfolio turnover rate	59%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	8.0%
Apple, Inc.	7.8%
Microsoft Corp.	7.1%
Advanced Micro Devices, Inc.	4.4%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.7%
Tesla, Inc.	3.7%
Dreyfus Government Cash Management Fund, Institutional Shares, Class I	2.7%
Meta Platforms, Inc., Class A	2.6%
Palantir Technologies, Inc., Class A	2.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	8.0%
Apple, Inc.	7.8%
Microsoft Corp.	7.1%
Advanced Micro Devices, Inc.	4.4%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.7%
Tesla, Inc.	3.7%
Dreyfus Government Cash Management Fund, Institutional Shares, Class I	2.7%
Meta Platforms, Inc., Class A	2.6%
Palantir Technologies, Inc., Class A	2.4%

C000200399 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey Wright DALI Equity ETF
Class Name	First Trust Dorsey Wright DALI Equity ETF
Trading Symbol	DALI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Dorsey Wright DALI Equity ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DALI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DALI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright DALI Equity ETF	$33(1)	0.31%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.30%.

Expenses Paid, Amount	$ 33	[3]
Expense Ratio, Percent	0.31%	[3],[4]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.30%.
Expenses Excluding Extraordinary Expenses, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.75% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.88% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 21.1% and contributed 3.1% to overall Fund growth. With an average weight of 18.4%, investments in the Industrials sector contributed 3.8% to overall Fund return, the greatest contribution of any sector. Investments in the Consumer Discretionary sector contributed –0.5% to overall Fund return, the most negative contribution of any sector, and held an average weight of 11.9%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 14, 2018 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	Since Inception (5/14/18)
First Trust Dorsey Wright DALI Equity ETF	11.75%	6.66%	5.80%
Nasdaq Dorsey Wright DALI Equity™ Index	12.01%	7.07%	6.16%
S&P 500® Index	17.88%	14.42%	14.65%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.14%

Performance Inception Date	May 14, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DALI for more recent performance information.
Net Assets	$ 117,905,069
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 334,463
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$117,905,069
Total number of portfolio holdings	8
Total advisory fee paid	$334,463
Portfolio turnover rate	58%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Holdings
First Trust Small Cap Growth AlphaDEX® Fund	17.6%
First Trust Large Cap Growth AlphaDEX® Fund	17.3%
First Trust Indxx Aerospace & Defense ETF	13.6%
First Trust Financials AlphaDEX® Fund	13.0%
First Trust Utilities AlphaDEX® Fund	13.0%
First Trust Dow Jones Internet Index Fund	12.7%
First Trust Nasdaq Semiconductor ETF	12.5%
Dreyfus Government Cash Management Fund, Institutional Shares, Class I	0.3%

Largest Holdings [Text Block]
Top Holdings
First Trust Small Cap Growth AlphaDEX® Fund	17.6%
First Trust Large Cap Growth AlphaDEX® Fund	17.3%
First Trust Indxx Aerospace & Defense ETF	13.6%
First Trust Financials AlphaDEX® Fund	13.0%
First Trust Utilities AlphaDEX® Fund	13.0%
First Trust Dow Jones Internet Index Fund	12.7%
First Trust Nasdaq Semiconductor ETF	12.5%
Dreyfus Government Cash Management Fund, Institutional Shares, Class I	0.3%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DALI or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended December 31, 2025, the Fund’s name changed to “First Trust Dorsey Wright DALI Equity ETF”. Additionally, the name of the Fund’s underlying index changed to the “Nasdaq Dorsey Wright DALI Equity™ Index” (the “Index”) and the Index’s methodology was updated to remove commodities from the asset classes that are eligible for inclusion in the Index. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Name [Text Block]	During the fiscal year ended December 31, 2025, the Fund’s name changed to “First Trust Dorsey Wright DALI Equity ETF”. Additionally, the name of the Fund’s underlying index changed to the “Nasdaq Dorsey Wright DALI Equity™ Index” (the “Index”) and the Index’s methodology was updated to remove commodities from the asset classes that are eligible for inclusion in the Index.
Material Fund Change Strategies [Text Block]	The Fund’s principal investment strategies and principal risks were revised accordingly.
Material Fund Change Risks Change [Text Block]	The Fund’s principal investment strategies and principal risks were revised accordingly.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DALI or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DALI
C000257781 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Small Cap BuyWrite Income ETF
Class Name	First Trust Small Cap BuyWrite Income ETF
Trading Symbol	FTKI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Small Cap BuyWrite Income ETF (the “Fund”) for the period of February 26, 2025 (commencement of investment operations) to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTKI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTKI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap BuyWrite Income ETF	$74(1)	0.86%(2) (3)
(1)	The Fund commenced investment operations on February 26, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 74	[5]
Expense Ratio, Percent	0.86%	[6],[7]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.33% for the Period from its inception on February 26, 2025 through its fiscal year-end on December 31, 2025. The Fund underperformed its benchmark, the Cboe Russell 2000 BuyWrite Index, which returned 5.82% for the same Period.
This underperformance was the result of the Fund’s equity strategy underperforming the benchmark’s equity index strategy. While the Fund’s option strategy outperformed the benchmark’s option strategy, it was not sufficient to offset the shortfall from the equity strategy.
The overall economic backdrop from January 1, 2025 to December 31, 2025 was characterized by solid economic growth and slightly falling inflation. During the Period, the following broad-based economic indicators highlighted these trends:
  Over the most recent four quarters of available data, quarterly gross domestic product (“GDP”) growth averaged 2.4%, according to recent estimates from the Bureau of Economic Analysis
  The year-over-year consumer price index (“CPI”) declined from 2.9% as of December 31, 2024, to 2.7% as of December 31, 2025

U.S. equities rallied during the Period, although the advance was not linear. A near-bear market occurred in the Russell 2000® Index from mid-February through the first week of April (the decline was almost 19% over this period). For the Period, the Russell 2000® Index gained 15.57%, the S&P 500® Index was up 16.19%, and the technology heavy Nasdaq-100 Index® advanced 20.22%.
Interest rates at the shorter end of the yield curve (one-year constant maturity Treasuries) fell during the Period as the Federal Reserve cut its short-term benchmark rate three times, each by 0.25%. Longer-term rates (10-year Treasuries) also declined during the Period, as rising unemployment and weakening consumer confidence weighed on the market.
The Fund benefitted from this economic backdrop, as its equity holdings rallied strongly, although they underperformed the underlying equity portfolio of the benchmark. On average, the Fund’s equity portfolio was underweight health care, materials, and real estate sectors and overweight consumer discretionary, financials, and industrials stocks. The combined relative impact of the sector allocations was negative. The Fund’s stock selection process also detracted from relative returns during the Period. While stock selection added value in the information technology and financials sectors, individual security selection for the other sectors was a negative contributor to relative return.
The Fund’s option strategy consists of the following:
  Selling slightly out-of-the-money index call options on the IWM ETF.
  Call options sold during the period had expirations ranging from one to three months

This approach contrasts with the benchmark’s option strategy, which employs a 100% overwrite using at-the-money one-month calls that are rolled on the third Friday of each month. During the Period, the Fund’s option strategy outperformed. However, this outperformance was not strong enough to overcome the relative underperformance of the Fund’s equity strategy which resulted in the Fund underperforming the benchmark during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 26, 2025 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	Since Inception (2/26/25)
First Trust Small Cap BuyWrite Income ETF	3.33%
Cboe Russell 2000 BuyWrite Index	5.82%
Russell 3000® Index	15.76%
Russell 2000® Index	15.57%

Performance Inception Date	Feb. 26, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTKI for more recent performance information.
Net Assets	$ 943,120
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 6,713
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$943,120
Total number of portfolio holdings	181
Total advisory fee paid	$6,713
Portfolio turnover rate	114%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Lumentum Holdings, Inc.	3.1%
Argan, Inc.	1.7%
NU Holdings Ltd., Class A	1.7%
Western Union (The) Co.	1.3%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1.3%
CareTrust REIT, Inc.	1.3%
ASML Holding N.V.	1.2%
Monarch Casino & Resort, Inc.	1.2%
Granite Construction, Inc.	1.2%
Insmed, Inc.	1.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Lumentum Holdings, Inc.	3.1%
Argan, Inc.	1.7%
NU Holdings Ltd., Class A	1.7%
Western Union (The) Co.	1.3%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1.3%
CareTrust REIT, Inc.	1.3%
ASML Holding N.V.	1.2%
Monarch Casino & Resort, Inc.	1.2%
Granite Construction, Inc.	1.2%
Insmed, Inc.	1.2%

[1]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
[2]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
[3]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[4]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.30%.
[5]	The Fund commenced investment operations on February 26, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[6]	Annualized.
[7]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.